Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

Note 15. Subsequent events

Subsequent acquisitions

During July 2013, we acquired 1,499 properties with an aggregate purchase price of $208,762,000 compared to 1,872 properties with an aggregate purchase price of $272,091,000 during June 2013. In August 2013, our pace of acquisitions is expected to decline further. The slowing in our pace of acquisitions is the result of our effort to match our capital investments with our capital raising activities. We expect that our level of acquisition activity will fluctuate based on the number of suitable investments and on the level of funds available for investment.

Initial Public Offering and Concurrent Private Placements

On August 6, 2013, the Company raised $705,882,000 before aggregate underwriting discounts and offering costs of $36,952,000 in an IPO. Concurrently with the IPO, the Company raised an additional $75,000,000 in the 2013 Concurrent Private Placements at the IPO price of $16.00 per share and without payment of any underwriting discount or placement fee. On August 21, 2013, the Company raised $105,882,000 before aggregate underwriting discounts of $5,029,000 by issuing an additional 6,617,647 Class A common shares in connection with the IPO underwriters’ exercise in full of their option to purchase additional shares.

Borrowings on Credit Facility

From July 1, 2013 through August 6, 2013, the Company borrowed an additional $170,000,000 under the credit facility (see Note 5). On August 6, 2013, the loan had an outstanding balance of $840,000,000, and was paid down by $716,000,000 from the proceeds of our IPO. Upon the occurrence of this paydown, maximum borrowings under this loan were reduced to $500,000,000. On August 21, 2013 and August 22, 2013, the Company made additional payments on the credit facility totaling $90,000,000 using proceeds of the IPO underwriters’ exercise in full of their option to purchase additional shares. After the additional payments totaling $90,000,000, the credit facility had an outstanding balance of $34,000,000.

Note 14. Subsequent events

Subsequent acquisitions

From January 1, 2013 through April 5, 2013, we acquired 4,055 single-family properties (excluding 109 properties from the 2,770 Property Contribution) with an aggregate purchase price of $631,599,000.

Distribution of loan proceeds from RJ1

In January 2013, RJ1 obtained an $11 million loan from an affiliate of the Sponsor. The loan to RJ1 bears interest at a variable rate of LIBOR plus 1.5%, adjusted and payable monthly, and is due in January 2014. Our Operating Partnership has guaranteed $3,597,000 of this loan. The proceeds of the loan were distributed to investors, resulting in a $3,431,000 distribution to us related to our interest in the entity (see Note 4).

Bridge loan

In February 2013, we entered into a $250 million bridge loan with a leading national financial institution. The bridge loan has a 90 day term, bears interest at a variable rate of LIBOR plus 1.5%, and provides for a $250,000 loan origination fee. The bridge loan is guaranteed by an affiliate of the Sponsor, which was not compensated for providing the guarantee. We borrowed $115,000,000 under this bridge loan through March 14, 2013, when it was paid off with proceeds from the 2013 Offering.

Credit facility

On March 7, 2013, we entered into a $500 million senior secured revolving credit facility with a leading national financial institution. The amount that may be borrowed under the credit facility will generally be based on the lower of 50% of the value of our qualifying leased and unleased properties and certain other measures based in part on the net income generated by our qualifying leased and un-leased properties, which is referred to as the “Borrowing Base.” In addition, the credit facility has an accordion feature that allows us to increase the total amount of the credit facility from $500 million up to $1 billion, subject to obtaining lender commitments, paying certain related fees and costs, and satisfying customary closing conditions. Due to limitations on mortgaging and pledging properties contributed in the 2,770 Property Contribution, we are not permitted to include those properties in our Borrowing Base without the approval of the Sponsor. These limitations will end upon the conversion of the Series C units into Class A units, which may occur at any time, at the option of the holders of the Series C units, but not later than the earlier of (i) the third anniversary of the original issuance of the Series C units or (ii) the date of commencement of the dissolution, liquidation or winding up of our operating partnership (at which time we would not be able to borrow under the credit facility), at which time the Series C units will automatically convert into Class A units.

The credit facility requires that we maintain financial covenants relating to the following matters: (i) cash and cash equivalents in an aggregate amount of at least $7.5 million; (ii) a maximum leverage ratio of 1.5 to 1.0; and (iii) tangible net worth being not less than $500 million.

Borrowings under the credit facility are available for a period of two years following the closing of the credit facility, which period may be extended for an additional year, subject to the satisfaction of certain financial covenant tests. The credit facility will mature one year after the expiration of such period. The credit facility bears interest at 30 day LIBOR plus 2.75%. In addition, the Company is required to pay an initial structuring fee of $5,000,000. The credit facility also provides for the payment of an unused commitment fee, payable monthly, initially based on an annual rate of 0.40% of the average unused facility amount.

2013 Offering

In March 2013, the Company raised $747,500,000 (before aggregate placement agent fees and offering costs of $44,003,000) in an offering exempt from registration under the Securities Act of 1933. A portion of the proceeds were used to pay off the bridge loan.

In the 2013 Offering, we issued 46,718,750 Class A common shares at a price of $16.00 per common share which are subject to a registration rights agreement. Under the terms of this agreement, if we have not filed a registration statement by November 21, 2013 (unless extended by our board of trustees for a period not to exceed six months), then our Advisor will be penalized in an amount equal to 50% of the advisory fee. In addition, the agreement provides that if by May 21, 2014 (unless extended by our board of trustees for a period not to exceed six months) either (i) a shelf registration statement for the resale of the Class A common shares has not been declared effective by the Securities and Exchange Commission, or (ii) our Class A common shares have not been listed for trading on a national securities exchange, we will be required to hold a special meeting of our shareholders for the purpose of considering and voting on the removal of our trustees, unless the holders of 75% of the outstanding Class A common shares consent to a waiver or deferral of the special meeting.

Issuance of shares to trustees

In April 2013, we awarded 6,500 Class A common shares with an aggregate value under the Plan of $112,000 to members of a special committee of our board of trustees, which is comprised of our independent trustees.